SECURITISATIONS AND COVERED BONDS	12 Months Ended
Dec. 31, 2018
Disclosure Of Securitisations Programmes And Transactions [Abstract]
Disclosure Of Securitisations Programmes And Transactions [Text Block]

NOTE 30: SECURITISATIONS AND COVERED BONDS

SECURITISATION PROGRAMMES

Loans and advances to customers and debt securities carried at amortised cost include loans securitised under the Group’s securitisation programmes, the majority of which have been sold by subsidiary companies to bankruptcy remote structured entities. As the structured entities are funded by the issue of debt on terms whereby the majority of the risks and rewards of the portfolio are retained by the subsidiary, the structured entities are consolidated fully and all of these loans are retained on the Group’s balance sheet, with the related notes in issue included within debt securities in issue.

COVERED BOND PROGRAMMES

Certain loans and advances to customers have been assigned to bankruptcy remote limited liability partnerships to provide security for issues of covered bonds by the Group. The Group retains all of the risks and rewards associated with these loans and the partnerships are consolidated fully with the loans retained on the Group’s balance sheet and the related covered bonds in issue included within debt securities in issue.

The Group’s principal securitisation and covered bond programmes, together with the balances of the advances subject to these arrangements and the carrying value of the notes in issue at 31 December, are listed below. The notes in issue are reported in note 29.

	2018		2017
	Loans and advances securitised £m	Notes in issue £m	Loans and advances securitised £m	Notes in issue £m
Securitisation programmes
UK residential mortgages	25,018	22,485	21,158	14,105
Commercial loans	5,746	6,577	6,616	7,001
Credit card receivables	8,060	5,263	7,701	4,090
Motor vehicle finance	2,850	2,855	–	–
	41,674	37,180	35,475	25,196
Less held by the Group		(31,701)		(21,536)
Total securitisation programmes (notes 28 and 29)[1]		5,479		3,660
Covered bond programmes
Residential mortgage-backed	34,963	27,694	30,361	25,632
Social housing loan-backed	1,839	1,200	1,628	1,200
	36,802	28,894	31,989	26,832
Less held by the Group		(700)		(700)
Total covered bond programmes (note 29)		28,194		26,132
Total securitisation and covered bond programmes		33,673		29,792

1	Includes £53 million (2017: £nil) of securitisation notes held at fair value through profit or loss.

Cash deposits of £4,102 million (2017: £3,507 million) which support the debt securities issued by the structured entities, the term advances related to covered bonds and other legal obligations are held by the Group. Additionally, the Group had certain contractual arrangements to provide liquidity facilities to some of these structured entities. At 31 December 2018 these obligations had not been triggered; the maximum exposure under these facilities was £88 million (2017: £95 million).

The Group has a number of covered bond programmes, for which Limited Liability Partnerships have been established to ring-fence asset pools and guarantee the covered bonds issued by the Group. At the reporting date the Group had over-collateralised these programmes as set out in the table above to meet the terms of the programmes, to secure the rating of the covered bonds and to provide operational flexibility. From time-to-time, the obligations of the Group to provide collateral may increase due to the formal requirements of the programmes. The Group may also voluntarily contribute collateral to support the ratings of the covered bonds.

The Group recognises the full liabilities associated with its securitisation and covered bond programmes within debt securities in issue, although the obligations of the Group are limited to the cash flows generated from the underlying assets. The Group could be required to provide additional support to a number of the securitisation programmes to support the credit ratings of the debt securities issued, in the form of increased cash reserves and the holding of subordinated notes. Further, certain programmes contain contractual obligations that require the Group to repurchase assets should they become credit impaired.

The Group has not voluntarily offered to repurchase assets from any of its public securitisation programmes during 2018 (2017: none).